Related-Party Transactions - Narrative (Details) - USD ($) $ in Millions	Jun. 29, 2021	Sep. 30, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accrued and other current liabilities		$ 0.0		$ 15.8	$ 15.8
Reduce accrued and other current liabilities	$ 15.8
Increase in additional paid in capital	$ 15.8
Term B-2 Loan
Related Party Transaction [Line Items]
Aggregate principal amount			$ 25.0
Subsequent event | Term B-2 Loan
Related Party Transaction [Line Items]
Aggregate principal amount			$ 25.0